Financial Instruments and Financial Risk Management (Tables)	9 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on a recurring basis in the consolidated statements of financial position:

			Fair value
	Level	Measurement	June 30, 2026	September 30, 2025
Other assets
Original Senior Notes - embedded derivative	3	FVtPL	—	22,796
New Senior Notes - embedded derivative	3	FVtPL	5,621	—
Other current assets
Currency derivative	2	FVtPL	2,174	16,851
Other financial liabilities
Currency derivative	2	FVtPL	9,307	347

Schedule of Fair Value of Embedded Derivative Asset, Reasonably Possible Changes of Significant Unobservable and Observable Inputs

For the fair value of the embedded derivative asset, reasonably possible changes as at June 30, 2026 to one of the significant unobservable and observable inputs, holding other inputs constant, would have the following effects:

			Profit or loss
(EUR in thousands)	Input	Movement	Increase	Decrease
June 30, 2026
Credit spread	1.55%	0.4%	(2,513)	4,246
Risk free rate	2.76%	1.0%	(4,330)	12,321
Credit spread volatility	0.66%	10.0%	159	(143)

Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings and Tax Receivable Liability Carried at Amortized Cost

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

(EUR in thousands)	Level	Nominal value	Carrying value	Fair value
June 30, 2026
EUR Term Loan	2	375,000	375,646	391,588
USD Term Loan	2	102,934	102,931	106,873
Vendor Loan	2	226,908	228,565	236,121
New Senior Notes	2	900,000	900,159	929,668
Revolving Credit Facility[1]	2	80,000	80,109	80,109

September 30, 2025
EUR Term Loan	2	375,000	375,112	387,500
USD Term Loan	2	103,731	103,677	107,246
Vendor Loan	2	217,408	221,391	230,176
Original Senior Notes	2	428,500	444,963	450,961

[1]The fair value of the Revolving Credit Facility is equal to the carrying value as of June 30, 2026 as the balance was expected to be paid within the fiscal year. See Note 21 - Subsequent events for further information on the repayment of the Revolving Credit Facility.

The following table presents the fair value and fair value hierarchy of the Company's Tax receivable agreement liability carried at amortized cost:

	Level	Carrying value	Fair value
June 30, 2026
Tax receivable agreement liability	3	361,259	365,202

September 30, 2025
Tax receivable agreement liability	3	356,764	370,080